As filed with the Securities and Exchange Commission on September 2, 2011
Registration No. 2-8775
SEC File No. 811-4815
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 56  [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
Amendment No. 58

Ultra Series Fund
(Exact Name of Registrant as Specified in Charter)

550 Science Drive
Madison, Wisconsin 53711

Registrant’s Telephone Number: (800) 767-0300

Pamela M. Krill
Madison Investment Advisors, LLC
General Counsel and Chief Legal Officer
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 2nd day of September, 2011.

Ultra Series Fund

By:	/s/ Katherine L. Frank
Katherine L. Frank
President and Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President (Principal	September 2, 2011
Katherine L. Frank	Executive Officer) and Trustee

/s/ Greg Hoppe	Treasurer (Principal Financial	September 2, 2011
Greg Hoppe	Officer)

*	Trustee	September 2, 2011
Richard Struthers

*	Trustee	September 2, 2011
Steven Riege

*	Trustee	September 2, 2011
Lorence D. Wheeler

*	Trustee	September 2, 2011
James R. Imhoff, Jr.

*	Trustee	September 2, 2011
Philip E. Blake

*By:	/s/ Pamela M. Krill
Pamela M. Krill

*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement previously filed and incorporated herein by reference)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase